Segment Information (Tables)	6 Months Ended
Jun. 30, 2011
Segment Information
Reporting Information by Segment

	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		TOTAL
	As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,		As of and for the six-month period ended June 30,
	2010 (as restated)	2011	2010 (as restated)	2011	2010 (as restated)	2011	2010 (as restated)	2011

Revenues from external customers (comparable period restated)	$229,169	$190,128	$0	$5,348	$189,228	$235,955	$418,397	$431,431
Income tax expense	0	0	0	0	(11,938)	(9,778)	(11,938)	(9,778)
Net income/(loss) (comparable period restated)	$(6,228)	$(96,665)	$0	$(563)	$38,968	$11,415	$32,740	$(85,813)

	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11	31-Dec-10	30-Jun-11
Total assets	$2,470,323	$2,177,633	$124,266	$319,435	$4,389,905	$5,370,408	$6,984,494	$7,867,476